Income taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes
Income taxes

The components of earnings (loss) before income taxes and non-controlling interest consist of:

	Year ended December 31,
	2012	2013	2014
The Netherlands	(70,263)	1,018,554	92,307
Other countries	136,994	41,867	62,570
Earnings before income taxes and Non-controlling interest	66,731	1,060,421	154,877

The income tax expense consists of:

	Year ended December 31,
	2012	2013	2014
Current:
The Netherlands	(110)	(1,938)	(4,539)
Other countries	(26,337)	(9,479)	(9,988)
	(26,447)	(11,417)	(14,527)
Deferred:
The Netherlands	—	—	—
Other countries	147	296	(3,042)
Income tax expense	(26,300)	(11,121)	(17,569)

The provisions for income taxes as shown in the Consolidated Statements of Operations differ from the amounts computed by applying the Dutch statutory income tax rate to earnings before taxes. A reconciliation of the provisions for income taxes and the amounts that would be computed using the Dutch statutory income tax rate is set forth as follows:

	Year ended December 31,
	2012	2013	2014
Earnings before income taxes and Non-controlling interest	66,731	1,060,421	154,877
Dutch statutory income tax rate	25.0%	25.0%	25.0%
Income tax provision at statutory rate	(16,683)	(265,105)	(38,719)
Non-deductible expenses	(6,508)	(1,957)	(4,681)
Foreign taxes at a rate other than the Dutch statutory rate	(2,699)	(556)	(1,732)
Valuation allowance	(14,876)	(3,960)	16,937
Non-taxable income -1-	4,887	260,425	11,888
Other -2-	9,579	32	(1,262)
Income tax expense	(26,300)	(11,121)	(17,569)

1)
Non-taxable income for 2014 mainly consist of revenues deriving from the share in income of investments and associates which are exempt under the Dutch participation exemption. For 2013 non-taxable income mainly consist of revenues deriving from the disposal of the 12% shareholding in ASMPT in March 2013 which are exempt under the Dutch participation exemption.

2)	Other in 2014 mainly consists of tax credits, adjustments to prior years, changes in (enacted) tax laws and revaluation of certain assets.

Included in Other for 2014 is €1,944 regarding the Company’s manufacturing operations in Singapore and other countries where income covering certain products is non-taxable or subject to concessional tax rates under tax incentive schemes granted by the local tax authority. The majority of these tax incentive schemes have terms ending by July 1, 2018.

On June 8, 2009 the Singapore Economic Development Board (“EDB”) granted a Pioneer Certificate to ASM Front-End Manufacturing Singapore Pte Ltd (“FEMS”, a principal subsidiary of the Group) to the effect that profits arising from certain manufacturing activities by FEMS of Front-end equipment will in principle be exempted from tax for a period of 10 years effective from July 1, 2008, subject to fulfillment of certain criteria during the period.

In Korea a High Technology Tax Exemption has been granted to the effect that profits arising from certain equipment sales will in principle be partly exempted from tax in the period ending by 2016, subject to fulfillment of certain criteria during the period.

Since 2011 the Dutch statutory tax rate amounted to 25.0%. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. The Company’s deferred tax assets and liabilities have been determined in accordance with these statutory income tax rates.

Deferred income taxes developed as follows:

	January 1, 2013	Deconsolidation ASMPT	Change income tax rate	Consolidated statement of operations	Equity	Exchange differences	December 31, 2013
Deferred tax assets:
Reserves and allowances	20,322	(15,199)	(258)	(814)	255	(1,152)	3,154
Net operating losses	83,478	(11,905)	—	(1,664)	—	49	69,958
Depreciation	2,260	(2,121)	(88)	1,603	—	(319)	1,335
Other	1,112	(194)	(38)	(146)	—	(164)	570
Gross deferred tax assets	107,172	(29,419)	(384)	(1,021)	255	(1,586)	75,017
Less: valuation allowance	(83,250)	11,675	—	1,664	—	(47)	(69,958)
Net deferred tax assets	23,922	(17,744)	(384)	643	255	(1,633)	5,059
Deferred tax liabilities	(988)	921	—	37	—	(5)	(35)
Net deferred income taxes	22,934	(16,823)	(384)	680	255	(1,638)	5,024

	January 1, 2014	Realization	Change income tax rate	Consolidated statement of operations	Equity	Exchange differences	December 31, 2014
Deferred tax assets:
Reserves and allowances	3,154	—	(133)	(849)	11	76	2,259
Net operating losses	69,958	—	—	(16,937)	—	729	53,750
Depreciation	1,335	—	(87)	(657)	—	37	628
Other	570	1,102	(15)	(1,339)	—	162	480
Gross deferred tax assets	75,017	1,102	(235)	(19,782)	11	1,004	57,117
Less: valuation allowance	(69,958)	—	—	16,937	—	(729)	(53,750)
Net deferred tax assets	5,059	1,102	(235)	(2,845)	11	275	3,367
Deferred tax liabilities	(35)	—	—	38	—	(3)	—
Net deferred income taxes	5,024	1,102	(235)	(2,807)	11	272	3,367

Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2013	2014
Deferred tax assets - current	3,739	1,558
Deferred tax assets - non-current	1,320	1,809
Deferred tax liabilities - current	—	—
Deferred tax liabilities - non-current	(35)	—
	5,024	3,367

Based on tax filings, ASMI and its individual subsidiaries have net operating losses available at December 31, 2014 of €210,461 for tax return purposes to reduce future income taxes, mainly in Europe. The Company believes that realization of its net deferred tax assets is dependent on the ability of the Company to generate taxable income in the future. Given the volatile nature of the semiconductor equipment industry, past experience, and the tax jurisdictions where the Company has net operating losses, the Company believes that there is currently insufficient evidence to substantiate recognition of substantially all net deferred tax assets with respect to net operating losses. Accordingly, a valuation allowance of €69,958 in 2013 and €53,750 in 2014 has been recorded.

The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year	Total of net operating losses for tax purposes -1-
2017	29,270
2018	44,664
2019	35,905
2020	266
2021	60,198
2022	28,556
2023	16
2029	7,178
2030	4,293
Unlimited	115
Total	210,461

-1- No deferred tax assets were recognized for these operating losses.

The Company has not provided for deferred foreign withholding taxes, if any, on undistributed earnings of its foreign subsidiaries. At December 31, 2014 the undistributed earnings of subsidiaries, subject to withholding taxes, were approximately €45,621. These earnings could become subject to foreign (withholding) taxes if they were remitted as dividends and / or if the Company should sell its interest in the subsidiaries.

Consistent with the provisions of ASC 740, as of December 31, 2014, ASMI has a liability for unrecognized tax benefits. A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2012	21,749
Gross increases - tax positions in current year	1,157
Foreign currency translation effect	(395)
Balance December 31, 2012	22,511
Deconsolidation ASMPT	(22,325)
Foreign currency translation effect	(186)
Balance December 31, 2013	—
Gross increases - tax positions in current year	1,800
Foreign currency translation effect	75
Balance December 31, 2014	1,875

Unrecognized tax benefits mainly relate to transfer pricing positions, tax credits and tax deductible costs. The Company estimates that no interest and penalties are related to these unrecognized tax benefits. In the year ended December 31, 2014, no settlement with tax authorities and no reduction as a result of a lapse of statute of limitations occurred.

Unrecognized tax benefits would, if recognized, impact the Company’s effective tax rate. The Company provided for an amount of €1,875 reflecting managements best estimate to mitigate possible impact in case of an unfavorable outcome.

A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2009-2014
The Netherlands	2010-2014
Singapore	2010-2014
United States of America	1997-2014
South Korea	2009-2014

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws.The Company’s estimate for the potential outcome of any unrecognized tax benefits is highly judgmental. Settlement of unrecognized tax benefits in a manner inconsistent with the Company’s expectations could have a material impact on the Company’s financial position, net earnings and cash flows. The Company is subject to tax audits in its major tax jurisdictions, local tax authorities may challenge the positions taken by the Company.